Concessions payable- Summary of Concessions Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	R$ 144,206
Current	9,847	R$ 28,797
Non-current	3,445,033	3,179,771
Lease	3,310,674
Leases and concessions	3,454,880	3,208,568
Concessions Payable [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	56,624
Concessions Payable [member] | Rumo Malha Sul S.A. [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	36,621
Concessions Payable [member] | Rumo Malha Paulista S.A. [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	20,003
Court Discussion [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	87,582
Lease	3,310,674
Leases and concessions	3,398,256	3,101,915
Court Discussion [member] | Rumo Malha Paulista S.A. [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Lease	1,870,018
Leases and concessions	1,870,018	1,695,770
Court Discussion [member] | Rumo Malha Oeste S.A. [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	87,582
Lease	1,440,656
Leases and concessions	1,528,238	1,406,145
Leases and Concessions Payable [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Leases and concessions	56,624	106,653
Leases and Concessions Payable [member] | Rumo Malha Sul S.A. [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Leases and concessions	36,621	60,761
Leases and Concessions Payable [member] | Rumo Malha Paulista S.A. [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Leases and concessions	R$ 20,003	R$ 45,892